Segments (Details) - MXN ($) $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024
Segments [Abstract]
External revenues		$ 232,918,917		$ 223,458,436	$ 698,741,446		$ 632,280,495
Intersegment revenues		0		0	0		0
Operating revenues		232,918,917		223,458,436	698,741,446		632,280,495
Depreciation and amortization		43,699,482		41,979,469	135,005,009		119,411,473
Operating income (loss)		50,123,072		47,442,655	142,275,258		133,708,719
Interest income		3,298,502		2,584,688	6,902,323		6,591,181
Interest expense		16,588,774		14,048,630	46,627,907		41,001,231
Income tax		12,863,274		9,621,554	40,576,881		25,060,533
Equity interest in net result of associated companies		39,784		(1,647,296)	105,601		(4,372,384)
Net profit (loss) attributable to equity holders of the parent		22,700,155		6,426,585	63,684,840		18,827,631
Assets by segment		1,792,894,636		1,785,897,148	1,792,894,636		1,785,897,148	$ 1,793,920,957
Plant, property and equipment, net		675,395,300		675,602,965	675,395,300		675,602,965
Revalued of assets		9,033,463		9,708,564	9,033,463		9,708,564
Rights of use, net		185,564,172		199,867,023	185,564,172		199,867,023	199,460,378
Goodwill		160,127,475		157,304,585	160,127,475		157,304,585	156,836,369
Licenses and rights, net		110,871,757		121,764,887	110,871,757		121,764,887
Liabilities by segments		1,337,618,289		1,308,871,618	$ 1,337,618,289		1,308,871,618	$ 1,361,736,636
Operating Segments [Member]
Segments [Abstract]
Percentage of entity revenue					10.00%
Percentage of taxable profit					10.00%
Percentage of consolidated assets					10.00%
Operating Segments [Member] | Mexico [Member]
Segments [Abstract]
External revenues		65,851,457		63,994,426	$ 190,990,286		187,732,967
Intersegment revenues		3,607,318		3,366,812	10,868,768		9,509,126
Operating revenues		69,458,775		67,361,238	201,859,054		197,242,093
Depreciation and amortization		5,940,083		6,313,200	18,502,336		18,918,556
Operating income (loss)		23,776,380		22,604,245	68,007,715		67,725,756
Interest income		4,966,515		5,764,071	14,625,629		17,685,395
Interest expense		9,012,482		9,475,290	26,996,135		28,953,640
Income tax		8,677,168		3,193,514	24,877,713		8,766,052
Equity interest in net result of associated companies		5,537		(1,683,422)	(4,301)		(4,463,895)
Net profit (loss) attributable to equity holders of the parent		20,397,765		(6,092,235)	61,474,781		(5,658,857)
Assets by segment		1,062,767,055		1,122,518,353	1,062,767,055		1,122,518,353
Plant, property and equipment, net		41,313,231		44,294,544	41,313,231		44,294,544
Revalued of assets		0		0	0		0
Rights of use, net		68,541,060		83,289,428	68,541,060		83,289,428
Goodwill		26,462,356		26,485,732	26,462,356		26,485,732
Licenses and rights, net		9,120,353		9,637,656	9,120,353		9,637,656
Liabilities by segments		705,457,968		722,219,858	705,457,968		722,219,858
Operating Segments [Member] | Telmex [Member]
Segments [Abstract]
External revenues		22,348,982		23,244,769	68,757,908		68,276,663
Intersegment revenues		5,571,666		4,513,874	16,030,006		12,596,097
Operating revenues		27,920,648		27,758,643	84,787,914		80,872,760
Depreciation and amortization		3,895,997		3,766,918	11,603,199		11,174,219
Operating income (loss)		3,723,377		3,706,204	12,056,681		11,773,716
Interest income		236,023		317,606	954,604		921,047
Interest expense		416,180		1,116,641	1,642,530		3,750,214
Income tax		(734,374)		957,212	619,436		2,181,918
Equity interest in net result of associated companies		13,912		10,246	42,869		35,531
Net profit (loss) attributable to equity holders of the parent		(326,105)		(1,666,218)	(3,096,185)		(3,898,168)
Assets by segment		258,160,450		241,187,215	258,160,450		241,187,215
Plant, property and equipment, net		153,290,166		152,040,735	153,290,166		152,040,735
Revalued of assets		0		0	0		0
Rights of use, net		196,730		213,337	196,730		213,337
Goodwill		215,381		215,381	215,381		215,381
Licenses and rights, net		63,370		76,825	63,370		76,825
Liabilities by segments		194,095,143		185,661,266	194,095,143		185,661,266
Operating Segments [Member] | Brazil [Member]
Segments [Abstract]
External revenues		44,538,138		42,106,874	132,119,693		122,110,295
Intersegment revenues		1,323,032		1,267,580	4,126,097		3,513,207
Operating revenues		45,861,170		43,374,454	136,245,790		125,623,502
Depreciation and amortization		11,018,594		10,730,626	33,103,092		32,020,010
Operating income (loss)		9,286,170		8,261,254	26,831,859		22,411,376
Interest income		1,980,548		492,509	3,144,052		1,578,990
Interest expense		7,837,685		5,754,186	21,166,121		17,563,617
Income tax		983,648		786,930	4,357,148		(1,340,015)
Equity interest in net result of associated companies		6,776		6,242	22,181		20,729
Net profit (loss) attributable to equity holders of the parent		3,113,622		924,170	9,790,029		(2,885,415)
Assets by segment		373,893,303		384,282,819	373,893,303		384,282,819
Plant, property and equipment, net		145,517,531		153,223,405	145,517,531		153,223,405
Revalued of assets		0		0	0		0
Rights of use, net		40,288,849		39,426,940	40,288,849		39,426,940
Goodwill		29,201,504		30,245,505	29,201,504		30,245,505
Licenses and rights, net		25,667,636		30,330,948	25,667,636		30,330,948
Liabilities by segments		295,273,918		313,115,749	295,273,918		313,115,749
Operating Segments [Member] | Southern Cone Argentina [Member]
Segments [Abstract]
External revenues		7,241,467	[1]	12,075,268	27,080,180	[1]	27,423,524
Intersegment revenues		15,927	[1]	29,760	51,822	[1]	81,371
Operating revenues		7,257,394	[1]	12,105,028	27,132,002	[1]	27,504,895
Depreciation and amortization		2,352,011	[1]	3,334,698	8,671,943	[1]	8,342,697
Operating income (loss)		159,320	[1]	737,373	577,956	[1]	802,382
Interest income		242,791	[1]	285,082	740,164	[1]	746,715
Interest expense		742,272	[1]	682,855	2,231,312	[1]	1,854,449
Income tax		(271,550)	[1]	1,505,114	942,602	[1]	7,861,835
Equity interest in net result of associated companies		0	[1]	0	0	[1]	0
Net profit (loss) attributable to equity holders of the parent		(1,496,966)	[1]	667,491	(4,558,020)	[1]	7,679,002
Assets by segment		77,287,228	[1]	88,608,583	77,287,228	[1]	88,608,583
Plant, property and equipment, net		34,150,432	[1]	41,688,196	34,150,432	[1]	41,688,196
Revalued of assets		0	[1]	0	0	[1]	0
Rights of use, net		6,276,754	[1]	9,029,706	6,276,754	[1]	9,029,706
Goodwill		202,077	[1]	201,927	202,077	[1]	201,927
Licenses and rights, net		16,040,946	[1]	19,761,610	16,040,946	[1]	19,761,610
Liabilities by segments		46,681,284	[1]	52,298,774	46,681,284	[1]	52,298,774
Operating Segments [Member] | Southern Cone Uruguay and Paraguay [Member]
Segments [Abstract]
External revenues				1,069,585			3,055,462
Intersegment revenues				1,657			7,992
Operating revenues				1,071,242			3,063,454
Depreciation and amortization				478,662			1,674,330
Operating income (loss)				(243,765)			(1,019,701)
Interest income				2,544			5,593
Interest expense				20,720			49,597
Income tax				145			205
Equity interest in net result of associated companies				0			0
Net profit (loss) attributable to equity holders of the parent				(342,881)			(1,221,167)
Assets by segment				9,944,249			9,944,249
Plant, property and equipment, net				3,698,909			3,698,909
Revalued of assets				0			0
Rights of use, net				2,741,344			2,741,344
Goodwill				0			0
Licenses and rights, net				1,364,010			1,364,010
Liabilities by segments				4,724,963			4,724,963
Operating Segments [Member] | Southern Cone Uruguay Paraguay and Chile [Member]
Segments [Abstract]
External revenues	[1]	6,508,641			19,818,605
Intersegment revenues	[1]	20,243			62,054
Operating revenues	[1]	6,528,884			19,880,659
Depreciation and amortization	[1]	3,263,031			10,180,980
Operating income (loss)	[1]	(1,572,847)			(6,037,163)
Interest income	[1]	14,818			89,322
Interest expense	[1]	413,022			1,282,862
Income tax	[1]	(45,456)			(245,897)
Equity interest in net result of associated companies	[1]	0			0
Net profit (loss) attributable to equity holders of the parent	[1]	(2,075,052)			(6,035,570)
Assets by segment	[1]	61,985,936			61,985,936
Plant, property and equipment, net	[1]	30,446,044			30,446,044
Revalued of assets	[1]	0			0
Rights of use, net	[1]	7,141,706			7,141,706
Goodwill	[1]	4,735,752			4,735,752
Licenses and rights, net	[1]	3,300,874			3,300,874
Liabilities by segments	[1]	41,786,362			41,786,362
Operating Segments [Member] | Colombia [Member]
Segments [Abstract]
External revenues		19,239,133		18,027,451	58,037,591		51,301,152
Intersegment revenues		384,416		92,063	586,727		259,275
Operating revenues		19,623,549		18,119,514	58,624,318		51,560,427
Depreciation and amortization		4,299,503		4,306,121	13,053,291		11,956,745
Operating income (loss)		2,991,804		2,453,156	7,729,083		6,880,318
Interest income		160,863		89,921	603,887		408,450
Interest expense		1,504,209		954,368	4,006,537		2,727,014
Income tax		467,295		184,206	893,875		437,590
Equity interest in net result of associated companies		0		0	0		0
Net profit (loss) attributable to equity holders of the parent		752,693		878,509	2,289,877		2,427,147
Assets by segment		140,007,586		131,675,798	140,007,586		131,675,798
Plant, property and equipment, net		53,382,072		54,625,108	53,382,072		54,625,108
Revalued of assets		7,840,020		8,261,373	7,840,020		8,261,373
Rights of use, net		5,468,803		4,706,349	5,468,803		4,706,349
Goodwill		9,920,056		9,923,928	9,920,056		9,923,928
Licenses and rights, net		19,904,371		21,105,792	19,904,371		21,105,792
Liabilities by segments		81,798,318		72,614,697	81,798,318		72,614,697
Operating Segments [Member] | Andean [Member]
Segments [Abstract]
External revenues		13,971,281		13,289,345	42,485,108		36,815,098
Intersegment revenues		37,335		37,246	114,870		104,703
Operating revenues		14,008,616		13,326,591	42,599,978		36,919,801
Depreciation and amortization		2,929,113		2,678,911	8,989,939		7,667,751
Operating income (loss)		2,409,952		2,195,323	7,098,945		5,800,241
Interest income		396,106		624,114	1,374,404		1,976,398
Interest expense		703,354		629,961	2,139,698		1,688,082
Income tax		734,067		741,269	2,155,453		1,810,530
Equity interest in net result of associated companies		0		0	0		0
Net profit (loss) attributable to equity holders of the parent		1,429,252		1,547,641	4,424,618		4,257,803
Assets by segment		102,973,789		103,180,664	102,973,789		103,180,664
Plant, property and equipment, net		33,364,539		34,234,298	33,364,539		34,234,298
Revalued of assets		0		0	0		0
Rights of use, net		13,771,754		14,745,037	13,771,754		14,745,037
Goodwill		4,707,828		4,707,368	4,707,828		4,707,368
Licenses and rights, net		3,538,011		4,072,270	3,538,011		4,072,270
Liabilities by segments		58,821,401		57,600,160	58,821,401		57,600,160
Operating Segments [Member] | Central America [Member]
Segments [Abstract]
External revenues		13,805,064		12,647,471	42,231,672		34,165,586
Intersegment revenues		19,965		26,663	62,971		78,990
Operating revenues		13,825,029		12,674,134	42,294,643		34,244,576
Depreciation and amortization		2,879,509		3,142,716	8,809,251		8,454,444
Operating income (loss)		3,096,769		2,044,217	9,484,301		4,935,702
Interest income		155,407		162,138	536,580		436,639
Interest expense		308,670		296,820	996,420		756,724
Income tax		651,681		586,714	2,055,398		1,397,002
Equity interest in net result of associated companies		0		0	0		(987)
Net profit (loss) attributable to equity holders of the parent		2,361,314		1,564,443	7,182,279		3,769,832
Assets by segment		100,728,939		108,067,723	100,728,939		108,067,723
Plant, property and equipment, net		48,750,889		51,001,557	48,750,889		51,001,557
Revalued of assets		0		0	0		0
Rights of use, net		19,412,329		19,689,683	19,412,329		19,689,683
Goodwill		6,305,077		6,319,661	6,305,077		6,319,661
Licenses and rights, net		4,694,104		5,105,256	4,694,104		5,105,256
Liabilities by segments		36,524,188		39,349,988	36,524,188		39,349,988
Operating Segments [Member] | Caribbean [Member]
Segments [Abstract]
External revenues		8,849,962		9,083,903	27,914,307		25,613,323
Intersegment revenues		337,725		326,139	1,061,513		828,218
Operating revenues		9,187,687		9,410,042	28,975,820		26,441,541
Depreciation and amortization		1,725,662		1,970,049	5,450,836		5,267,048
Operating income (loss)		1,536,203		1,422,405	4,906,930		4,252,492
Interest income		369,391		513,624	1,165,419		1,467,208
Interest expense		337,775		319,494	1,012,748		1,015,766
Income tax		1,232,546		774,029	2,273,428		1,842,816
Equity interest in net result of associated companies		0		0	0		0
Net profit (loss) attributable to equity holders of the parent		266,451		614,320	2,158,916		2,517,538
Assets by segment		100,399,584		108,315,408	100,399,584		108,315,408
Plant, property and equipment, net		36,438,713		39,881,695	36,438,713		39,881,695
Revalued of assets		0		0	0		0
Rights of use, net		6,256,291		6,917,144	6,256,291		6,917,144
Goodwill		14,186,723		14,186,723	14,186,723		14,186,723
Licenses and rights, net		9,742,303		9,703,924	9,742,303		9,703,924
Liabilities by segments		41,605,708		45,086,112	41,605,708		45,086,112
Operating Segments [Member] | Europe [Member]
Segments [Abstract]
External revenues		30,564,792		27,919,344	89,306,096		75,786,425
Intersegment revenues		1,412		290,850	1,412		290,851
Operating revenues		30,566,204		28,210,194	89,307,508		76,077,276
Depreciation and amortization		6,339,809		6,176,894	19,632,627		16,776,326
Operating income (loss)		5,833,055		5,112,901	14,170,730		12,066,971
Interest income		270,261		119,744	626,828		268,177
Interest expense		576,376		596,376	1,723,323		1,577,366
Income tax		1,214,450		937,680	2,787,685		2,230,881
Equity interest in net result of associated companies		13,559		19,638	44,852		36,238
Net profit (loss) attributable to equity holders of the parent		4,239,222		3,591,935	10,033,771		8,248,123
Assets by segment		201,032,872		198,352,247	201,032,872		198,352,247
Plant, property and equipment, net		99,481,094		101,940,134	99,481,094		101,940,134
Revalued of assets		1,193,443		1,447,191	1,193,443		1,447,191
Rights of use, net		18,244,688		19,156,496	18,244,688		19,156,496
Goodwill		64,190,721		65,018,360	64,190,721		65,018,360
Licenses and rights, net		18,799,789		20,606,596	18,799,789		20,606,596
Liabilities by segments		102,299,088		108,057,462	102,299,088		108,057,462
Eliminations [Member]
Segments [Abstract]
External revenues		0		0	0		0
Intersegment revenues		(11,319,039)		(9,952,644)	(32,966,240)		(27,269,830)
Operating revenues		(11,319,039)		(9,952,644)	(32,966,240)		(27,269,830)
Depreciation and amortization		(943,830)		(919,326)	(2,992,485)		(2,840,653)
Operating income (loss)		(1,117,111)		(850,658)	(2,551,779)		(1,920,534)
Interest income		(5,494,221)		(5,786,665)	(16,958,566)		(18,903,431)
Interest expense		(5,263,251)		(5,798,081)	(16,569,779)		(18,935,238)
Income tax		(46,201)		(45,259)	(139,960)		(128,281)
Equity interest in net result of associated companies		0		0	0		0
Net profit (loss) attributable to equity holders of the parent		(5,962,041)		4,739,410	(19,979,656)		3,591,793
Assets by segment		(686,342,106)		(710,235,911)	(686,342,106)		(710,235,911)
Plant, property and equipment, net		(739,411)		(1,025,616)	(739,411)		(1,025,616)
Revalued of assets		0		0	0		0
Rights of use, net		(34,792)		(48,441)	(34,792)		(48,441)
Goodwill		0		0	0		0
Licenses and rights, net		0		0	0		0
Liabilities by segments		$ (266,725,089)		$ (291,857,411)	$ (266,725,089)		$ (291,857,411)

[1]	Includes the operations of Claro Chile, SpA